OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Disclosure of detailed information of other current payables [Table Text Block]

	December 31,
	2023	2022

Accrued expenses	$1,615	$1,848
Employees and payroll accruals	1,003	1,066
Government authorities	2,444	1,617
Related parties	239	693
Advances from customers	787	31
Liabilities for restructuring	117	116
Other payables	13	642

	$6,218	$6,013